Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum amount of Cash and cash equivalents maintained		$ 118,000	$ 10,798,995	$ 14,840,000	$ 867,738
Inventory		306,000	0
Raw materials		195,000	0
Finished goods		111,000	0
Summary of Significant Accounting Policies (Textual) [Abstract]
Amortization of Intangible Assets		414
Intangible Amortization Period		12 years
Maximum period to consider highly liquid investments as cash equivalents			3 months
Revert of Insurance coverage per depositor			250,000
Portion of the reorganization value attributed to identified intangible assets			6,340,656
Allowance for doubtful accounts			46,981		29,280
Estimated useful life			3 years
Impairment of intangible Assets			0
Received grants under Qualified Therapeutic Discovery Project Grants Program	200,000
Grants to small biotechnology companies developing novel therapeutics	1,000,000,000
Goal of curing cancer period	30 years
Unrecognized Tax Benefits Interest On Income Taxes Accrued			0		0
Agera and Swiss Subsidiary [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of financial institutions maintaining specific amount of cash and cash equivalents			2
Agera and Swiss Subsidiary [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum amount of Cash and cash equivalents maintained			100,000
Agera [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Inventory			300,000		300,000
Raw materials			100,000		200,000
Finished goods			$ 200,000		$ 100,000